As filed with the Securities and Exchange Commission on June 9, 1998
Registration No.  2-96408
811-4254

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933

[ ] Pre-Effective Amendment No.

[X] Post-Effective Amendment No.    49

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940, as amended

Amendment No.     50    [X]

SMITH BARNEY INCOME FUNDS
(Exact name of Registrant as Specified in Charter)

388 Greenwich Street, New York, New York 10013
(Address of principal executive offices) (Zip Code)

(212)816-6474
(Registrant's telephone number, including Area Code)

Christina T. Sydor
Secretary

Smith Barney Income Funds
388 Greenwich Street
New York, New York 10013, 22nd Floor
(Name and address of agent for service)

(Approximate Date of Proposed Public Offering): Continuous


It is proposed that this filing becomes effective (check appropriate box):


[  ]  Immediately upon filing pursuant to paragraph b
[X]   on June 15, 1998 pursuant to paragraph b
[  ]  60 days after filing pursuant to paragraph (a)(1)
[  ]  on (date) pursuant to paragraph (a)(1)
[  ]  75 days after filing pursuant to paragraph (a)(2)
[  ]  on (date) pursuant to paragraph (a) (2) of Rule 485


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Shares of Common Stock/Shares of Beneficial Interest


SMITH BARNEY INCOME FUNDS

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

Front Cover

Contents Page

Cross-Reference Sheet

Part A - Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

	SMITH BARNEY INCOME FUNDS

	FORM  N-1A CROSS REFERENCE SHEET
	Pursuant to Rule 495(a) Under the Securities Act of 1933, as amended


Part A
Item No. and Caption	Prospectus Caption

1.  Cover Page	Cover Page

2.  Synopsis	Prospectus Summary

3.  Condensed Financial Information	Financial Highlights;

4.  General Description of Registrant	Cover Page; Prospectus
	Summary;
	Investment Objective and
	Policies;
	Distributor; Additional
	Information

5.  Management of the Fund	Prospectus Summary; Management of
	the Trust and the Fund;
	Distributor; Additional Information

6.  Capital Stock and Other Securities	Investment Objective and
	Policies; Dividends,
	Distributions and Taxes;
	Additional Information

7. Purchase of Securities 	Valuation of Shares;
    Being Offered	Purchase of Shares;
	Exchange Privilege; Redemption of
	shares; Purchase, Exchange and
	Redemption of Shares; Minimum
	Account Size;  Distributor

8.  Redemption or Repurchase of Shares	Purchase of Shares;
	Redemption of Shares;
	Exchange Privilege;
	Purchase, Exchange and
	Redemption of Shares

9.  Pending Legal Proceedings	Not Applicable


Part B.
Item No. and Caption	Statement of Additional
	Information Caption

10.  Cover Page	Cover page

11.  Table of Contents	Contents

12.  General Information and History	Distributor; Additional
	Information

13.  Investment Objectives and Policies	Investment Objectives and
	Management Policies

14.  Management of the Fund	Management of the Trust and the
	Funds; Distributor

15. Control Persons and Principal	Holders of Securities
    Management of the Trust and the
    Funds

16. Investment Advisory and	Management of the Trust and
     Other Services	the Funds; Distributor

17.  Brokerage Allocation	Investment Objectives and
	Management Policies; Distributor

18.  Capital Stock and Other Securities	Investment Objectives and
	Management Policies; Purchase of
	Shares; Redemption of Shares;
	Taxes

19.  Purchase, Redemption and Pricing	Purchase of Shares; Redemption of
of Securities Being Offered  	Shares; Valuation of Shares;
	Distributor; Exchange Privilege

20.  Tax Status	Taxes

21.  Underwriters	Distributor

22.  Calculation of Performance Data	Performance Data

23.  Financial Statements	Financial Statements


SMITH BARNEY INCOME FUNDS

PART A


SMITH BARNEY PREMIUM TOTAL RETURN FUND (the "Fund")

Supplement dated June 15, 1998 to the Prospectus
Dated April 29, 1998


	The following information supplements, and to the extent inconsistent therewith, supercedes the information in the Prospectus under "Prospectus Summary-Alternative Purchase
Arrangements."

CLASS L SHARES.	Class L shares are sold
at net asset value plus an initial sales charge of 1%. They are subject to an annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Class. Investors pay a CDSC of 1% if they redeem Class L shares within 12 months of purchase.

The following information supplements, and to the extent inconsistent therewith, supercedes the information in the Prospectus under "Prospectus Summary-The Fund's Expenses."


THE FUND'S EXPENSES The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the Fund, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and the Fund's operating expenses for its most recent fiscal year:


Smith Barney Premium Total
Return Fund
                  Class   Class  Class Class  Class
                  A       B      L***  O****  Y
Shareholder
Transaction
Expenses
Maximum sales
charge imposed
on purchases
(as a percentage
of offering
price)            5.00%  None  1.00%  1.00%   None
Maximum CDSC
(as a percentage
of original cost
or redemption
proceeds,
whichever is
lower)           None*   5.00%  1.00%  1.00%  None


Annual Fund
Operating Expense
(as a percentage
of average net
assets)
Management fees  0.75%  0.75%  0.75%  0.75%  0.75%
12b-1 fees**     0.25   0.75   1.00   0.70   None
Other expenses   0.11   0.10   0.11   0.11   0.01

TOTAL FUND
OPERATING
EXPENSES        1.11%  1.60%  1.86%  1.56%  0.76%

* Purchase of Class A shares of $500,000 or more will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.
**	Upon conversion of Class B shares to Class A shares, such
shares will no longer be subject to a distribution fee.  Class
L and Class O shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class L and Class O shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.
*** Class L shares "Other Expenses" have been estimated because no Class L shares were outstanding during the fiscal year ended December 31, 1997
****Class O shares were formerly designated Class C Shares.
Class O shares are available to purchase only by former Class
C shareholders. Purchasers of Class O shares will be subject to a 1% sales charge after June 25, 1999.

EXAMPLE

	The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly. The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of Shares" and "Management of the Fund."

Smith Barney
Premium Total Return Fund

An investor would pay the following expenses on a $1,000 investment, assuming (1) 5.00% annual return and (2) redemption at the end of each time period:

               1         3         5        10
              year      years      years    years*
Class A	$61         $84       $108      $178
Class B	66           80         97       177
Class L	29           58        101       218
Class O	26           49         85       186
Class Y	8            24         42        94

An investor would pay the following expenses on the same
investment, assuming the same annual return and no redemption:
               1         3         5        10
              year      years      years    years*
Class A	$61         $84       $108       $178
Class B	 16          50         87        177
Class L	 19          58        101        218
Class O	 16          49         85        186
Class Y	 8           24         42         94


* Ten-year figures assume conversion of Class B shares to Class
A shares at the end of the eighth year following the date of purchase.

The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may be greater or less than 5.00%. This example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.


The following information supplements, and to the extent inconsistent therewith, supercedes the information in the Prospectus under "Exchange Privilege."


Class L and Class O shares may be
exchanged with Class L shares of other
Smith Barney Mutual Funds.

The following information supplements, and to the extent inconsistent therewith, supercedes the information in the Prospectus under "Additional Information."


Class L shares are subject to the same
terms and conditions as other classes of the Fund as outlined in the Prospectus.



The Prospectus of the Premium Total Return Fund, a Series of the Smith Barney Income Funds, filed on April 24, 1998 with
Post-Effective Amendment No. 48 to the Fund's Registration Statement on form N-1A (Accession No. 0000091155-98-000282) is incorporated by reference in its entirety.

Part B

The Statement of Additional Information of the Premium Total
Return Fund, a Series of the Smith Barney Income Funds, filed on April 24, 1998 with Post-Effective Amendment No. 48 to the Fund's Registration Statement on form N-1A (Accession No.
0000091155-98-000282) is incorporated by reference in its entirety.


SMITH BARNEY INCOME FUNDS
PART B


SMITH BARNEY INCOME FUNDS
PART C
Item 24.	Financial Statements and Exhibits


(a)	Financial Statements:



Included in Part A:

Financial Highlights

	Included in Part B:

The Registrant's Annual Reports for the fiscal year ended July 31, 1997 and the Report of Independent Auditors dated September 15, 1997 are incorporated by reference to the Definitive 30b2-1 filed on September 30, 1997 as Accession #0000091155-97-000435.

The Registrant's Annual Report (Smith Barney Premium Total Return Fund) for the fiscal year ended December 31, 1997 and the Report of Independent Auditors dated February 10, 1998 are incorporated by reference to the Definitive 30b2-1 filed on March 26, 1998 as Accession #0000091155-98-000200.

Included in Part C:

(b)	Exhibits:

All references are to the Registrant's registration statement on Form N-1A (the "Registration Statement") as filed with the
Securities and Exchange Commission (the "SEC") on March 13, 1985
(File Nos. 2-96408 and 811-4254).

(1)	Registrant's First Amended and Restated Master Trust
Agreement dated November 5, 1993 and Amendment No. 1 to the Master Trust Agreement dated July 30, 1993 are incorporated by reference to Post-Effective Amendment No.
36.

(2)	Registrant's By-Laws are incorporated by reference to the
Registration Statement.

(3)	Not Applicable.



(4)	Registrant's form of stock certificate for Smith Barney
Total Return Bond Fund Class A, Class B, Class C and Class
Y shares of beneficial interest is filed herewith.

(5)(a)    Transfer of Investment Advisory Agreements between the
Registrant and Smith Barney Mutual Funds Management with respect to Smith Barney Diversified Strategic Income Fund,
Smith Barney Utilities Fund, Smith Barney Convertible
Securities Fund, Smith Barney High Income Fund, Smith
Barney Tax-Exempt Income Fund and Smith Barney Exchange
Reserve Fund are incorporated by reference to Post-
Effective Amendment No. 40.

(b)	Investment Advisory Agreement between Registrant and Smith
Barney Strategy Advisers Inc. with respect to Smith Barney
Premium Total Return Fund is incorporated by reference to Post-Effective Amendment No. 41 to the Registration
Statement.


(c)	Form of Investment Management Agreement between Registrant
and Mutual Management Corp. with respect to Smith Barney
Total Return Bond Fund is filed herewith.


(d)	Sub-Investment Advisory Agreement among the Registrant,
Smith Barney Strategy Advisers, Inc. and Boston Partners
Asset Management, L.P. with respect to Smith Barney Premium
Total Return Fund is incorporated by reference to Post-
Effective Amendment No. 41 to the Registration Statement.

(e)	Sub-Investment Advisory Agreement between the Registrant
and Smith Barney Global Capital Management Inc. with respect to Smith Barney Diversified Strategic Income Fund is incorporated by reference to Post-Effective Amendment
No. 40.

(6)(a)	Distribution Agreement between the Registrant and Smith
Barney Inc. is incorporated by reference to the Post-
Effective Amendment No. 40.

(b)	Distribution Agreement between the Registrant and PFS
Distributors, Inc. is incorporated by reference to Post-
Effective Amendment No. 43 to the Registration Statement.

(7)	Not Applicable.

(8)(a)	Custodian Agreement between the Registrant and PNC Bank,
National Association ("PNC Bank") is incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement.

(b)	A form of Custodian Agreement between the Registrant and
Chase Manhattan Bank is incorporated by reference to Post-
Effective Amendment No. 43 to the Registration Statement.

(9)(a)	Administration Agreement between the Registrant and MMC is
incorporated by reference to Post-Effective Amendment No.
40.

(b)	Transfer Agency and Registrar Agreement between the
Registrant and First Data Investor Services Group, Inc.,
(formerly The Shareholder Services Group, Inc.) is incorporated by reference to Post-Effective Amendment No.
40 to the Registration Statement.

(10)	Opinion of Counsel was filed with Registrant's 24f-2
Notice on February 25, 1997 as accession number
0000091155-97-000095.

(11)	Not applicable.

(12)	Not applicable.

(13)	Not applicable.

(14)	Not applicable.

(15)(a)	Services and Distribution Plans pursuant to Rule
12b-1 between the Registrant on behalf of Smith Barney
Diversified Strategic Income Fund, Smith Barney Utilities
Fund, Smith Barney Convertible Securities Fund, Smith
Barney High Income Fund, Smith Barney Premium Total Return
Fund, Smith Barney Tax-Exempt Income Fund and Smith Barney
Exchange Reserve Fund are incorporated by reference to Post-Effective Amendment No. 40.

(16)	Performance Data for Registrant is incorporated by
reference to Post-Effective Amendments No. 14, 15 and 30 to the Registration Statement filed on September 30, 1988,
December 30, 1988 and January 29, 1992, respectively.

(17)	Not applicable.

(18)	Plan pursuant to Rule 18f-3 is incorporated by reference
to Post-Effective Amendment No. 41 to the Registration
Statement.

Item 25.  Persons Controlled by or Under Common Control with
Registrant

None.

Item 26.  Number of Holders of Securities


(1) Title of Class			(2) 	Number of Record Holders
			 			by Class as of June 8, 1998

Beneficial Interest par value
$.001 per share




Fund		Class A	Class B	Class C	Class Y	Class Z

Balanced
Fund 		21,135	54,090	588		3		10

Convertible
Fund		 3,179	2,997		107		8		N/A

Diversified
Strategic
Income Fund	   17,469	98,928	5,043		9		7

Exchange
Reserve
Fund		N/A		4,835		861		N/A		N/A

High Income
Fund		23,344	35,108	3,065		15		6

Municipal
High Income
Fund		7,311		12,431	46		3		N/A

Premium
Total
Return
Fund		47,404	160,350	8,622		10		N/A


Total Return
Bond Fund	1,673		4,250		847		0		N/A





Item 27.  Indemnification

The response to this item is incorporated by reference to Registrant's Post-Effective Amendment No. 2 to the Registration Statement.

Item 28.  (a)  Business and Other Connections of Investment Adviser


Investment Adviser - Mutual Management Corp. ("MMC")

MMC, formerly known as Smith Barney Mutual Funds Management Inc., was incorporated in December 1968 under the laws of the State of Delaware. MMC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings") (formerly known as Smith Barney Holdings Inc.), which in turn is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"), formerly known as Primerica Corporation. MMC is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").

The list required by this Item 28 of officers and directors of MMC together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by MMC pursuant to the Advisers Act (SEC File No. 801-14437).


Investment Adviser - Smith Barney Strategy Advisers Inc. ("Strategy
Advisers")


Strategy Advisers was incorporated on October 22, 1986 under the laws of the State of Delaware. On June 1, 1994, Strategy Advisers changed its name from Smith Barney-Shearson Strategy Advisers Inc. to its current name. Strategy Advisers is a wholly owned subsidiary of MMC. Strategy Advisers is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act"). Strategy Advisers is also registered with the Commodity Futures Trading Commission (the "CFTC") as a commodity pool operator under the Commodity Exchange Act (the "CEA"), and is a member of the National Futures Association (the "NFA").

The list required by this Item 28 of officers and directors of MMC and Strategy Advisers, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, in incorporated b reference to Schedules A and D of FORM ADV filed by MMC on behalf of Strategy Advisers pursuant to the Advisers Act (SEC File No. 801-8314).


Sub-Investment Adviser - Boston Partners Asset Management, L.P.
("Boston Partners")

Boston Partners was organized in April, 1995 under the laws of the State of Delaware as a Limited Partnership and provides a comprehensive range of financial products and services in domestic and selected international markets. Boston Partners is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act") and provides investment advice to endowment plans, Taft Hartley Health and Welfare Plans, VEBAS and institutional clients. It also serves as investment adviser and sub-investment adviser to other investment companies.

The list required by this Item 28 of officers and directors of Boston Partners, together with information as to any other business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by Boston Partners pursuant to the Advisers Act (SEC File No. 801-49059).

Sub-Investment Adviser - Smith Barney Global Capital Management
Inc. ("SBGCM")

SBGCM was incorporated on January 22, 1988 under the laws of the State of Delaware. SBGCM is an indirect wholly owned subsidiary of Holdings. SBGCM is an investment adviser registered with the Securities and Exchange Commission in the United States and with the Investment Management Regulatory Organization Limited in the United Kingdom. SBGCM conducts its operations primarily in the United Kingdom.

The list required by this Item 28 of officers and directors of SBGCM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBGCM pursuant to the Advisers Act (SEC File No. 801-31824).

Item 29.  Principal Underwriters

Smith Barney Inc. ("Smith Barney") currently acts as a distributor for Concert Investment Series; Concert
Investment Series; Consulting Group Capital Markets
Funds; Global Horizons Investment Series (Cayman
Islands); Greenwich Street California Municipal Fund
Inc.; Greenwich Street Municipal Fund Inc.; Greenwich
Street Series Fund; High Income Opportunity Fund Inc.;
The Italy Fund Inc.; Managed High Income Portfolio Inc.;
Managed Municipals Portfolio II Inc.; Managed Municipals
Portfolio Inc.; Municipal High Income Fund Inc.; Puerto
Rico Daily Liquidity Fund Inc.; Smith Barney Adjustable
Rate Government Income Fund; Smith Barney Aggressive
Growth Fund Inc.; Smith Barney Appreciation Fund Inc.;
Smith Barney Arizona Municipals Fund Inc.; Smith Barney
California Municipals Fund Inc.; Smith Barney Concert
Allocation Series Inc.; Smith Barney Small Cap Blend
Fund, Inc.; Smith Barney Equity Funds; Smith Barney
Fundamental Value Fund Inc.; Smith Barney Funds, Inc.;
Smith Barney Income Funds; Smith Barney Institutional
Cash Management Fund, Inc.; Smith Barney Intermediate
Municipal Fund, Inc.; Smith Barney Investment Funds Inc.;
Smith Barney Investment Trust; Smith Barney Managed
Governments Fund Inc.; Smith Barney Managed Municipals
Fund Inc.; Smith Barney Massachusetts Municipals Fund;
Smith Barney Money Funds, Inc.; Smith Barney Muni Funds;
Smith Barney Municipal Fund, Inc.; Smith Barney Municipal
Money Market Fund, Inc.; Smith Barney Natural Resources
Fund Inc.; Smith Barney New Jersey Municipals Fund Inc.;
Smith Barney Oregon Municipals Fund Inc.; Smith Barney Principal
Return Fund; Smith Barney Small Cap Blend Fund, Inc.
Smith Barney Telecommunications Trust; Smith Barney
Variable Account Funds; Smith Barney World Funds,
Inc.; Smith Barney Worldwide Special Fund N.V.
(Netherlands Antilles); Travelers Series Fund Inc.; The
USA High Yield Fund N.V.; Worldwide Securities Limited
(Bermuda); Zenix Income Fund Inc. and various series of unit investment trusts.

Smith Barney is a wholly owned subsidiary of Holdings. On June 1, 1994, Smith Barney changed its name from Smith Barney Shearson Inc. to its current name. The information required by this Item 29 with respect to each director, officer and partner of Smith Barney is incorporated by reference to Schedule A of FORM BD filed by Smith Barney pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-8510).

Item 30.  Location of Accounts and Records

(1)	Smith Barney Inc.
388 Greenwich Street
New York, New York  10013

(2)	Smith Barney Income Funds
388 Greenwich Street
New York, New York  10013


(3)	Mutual Management Corp.
388 Greenwich Street
New York, New York  10013


(4)	Boston Partners Asset Management, L.P.
One Financial Center
43rd floor
Boston, Massachusetts  02111

(5)	Smith Barney Global Capital Management Inc.
10 Piccadilly
London W1V 9LA
England

(6)	PNC Bank, National Association
17th and Chestnut Streets
Philadelphia, PA  19103

(7)	First Data Investor Services Group, Inc.
One Exchange Place
Boston, Massachusetts  02109

Item 31.  Management Services

Not Applicable.

Item 32.  Undertakings

(a)	The Registrant hereby undertakes to call a meeting of its
shareholders for the purpose of voting upon the question of removal of a trustee or trustees of Registrant when requested in to do so by the holders of at least 10% of Registrant's outstanding shares. Registrant undertakes further, in connection with the meeting, to comply with the provisions of Section 16(c) of the 1940 Act relating to communications with the shareholders of certain common-law trusts.

	SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, SMITH BARNEY INCOME FUNDS, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State of New York on the 9th day of June, 1998.

	SMITH BARNEY INCOME FUNDS
	By:/s/ Heath B. McLendon
	Heath B. McLendon, Chairman of
	the Board

	Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature				Title			   		   Date

/s/Heath B. McLendon	Chairman of the Board	6/9/98
Heath B. McLendon	(Chief Executive Officer)

/s/Lewis E. Daidone	Senior Vice President and	6/9/98
Lewis E. Daidone	Treasurer (Chief Financial
	and Accounting Officer)

/s/Lee Abraham*	Trustee	6/9/98
Lee Abraham

/s/ Allan J. Bloostein*	Trustee	6/9/98
Allan J. Bloostein

/s/ Richard E. Hanson*	Trustee	6/9/98
Richard E. Hanson

* Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated September 4, 1996.

/s/Heath B. McLendon
Heath B. McLendon